Issued Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands				12 Months Ended
	Aug. 15, 2018 TWD ($) shares	Aug. 15, 2018 USD ($) shares	Oct. 31, 2016 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	May 12, 2016 TWD ($)	Feb. 04, 2016 TWD ($)	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Ordinary shares par value | $ / shares				$ 10
Percentage of capital reduction	15.00%	15.00%
Amount of capital reduction	$ 1,329,446	$ 43,432
Capital reduction				(128,422,000)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Maximum value of shares approved for repurchase | $							$ 600,000	$ 600,000
Number of shares repurchased under share repurchase program					30,000,000	30,000,000
Number of shares issued				752,858,000	886,297,000	886,966,000			896,206,000
Number of shares represented by each unit of ADS			20
Number of shares outstanding				106,197,000
Capital reduction	132,945,000	132,945,000
American depositary share (each representing 20 common shares) [member]
Disclosure of classes of share capital [line items]
Number of shares issued			21,775,257
Number of shares represented by each unit of ADS			20
Number of shares outstanding				5,309,826
American depositary share before capital reduction adjustment (each representing 20 common shares) [member]
Disclosure of classes of share capital [line items]
Number of shares issued			25,620,267